INCOME TAX - Disclosure of deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Abstract]
Property, plant and equipment	$ (3,620)	$ (1,835)
Other financial assets	6,370	2,830
Provisions	0	(11)
Other financial liabilities	(9,585)	(3,442)
Tax loss carry forwards and other tax attributes	32,061	20,229
Deferred tax assets	25,226	17,771
Property, plant and equipment	(336,232)	(261,258)
Other financial assets	31,511	7,462
Provisions	44,096	37,951
Other financial liabilities	0	(109)
Tax loss carry forwards	76,661	83,460
Deferred tax liabilities	$ (183,964)	$ (132,494)